Notes Payable - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
Extinguishment of notes, final payment amount	$ 5,693	$ 11,969	$ 49,994	$ 44,644